Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [line items]
Schedule of dividends declared and paid

Below is information regarding the dividends declared and paid for the years 2025, 2024, and 2023:

		Dividends
		declared and	Dividend
Meetings	Date	paid	per share
		US$(000)	US$

2025 Dividends
Mandatory Annual Shareholders’ Meeting	October 30	39,857	0.145
Less - Dividends of treasury shares		(3,129)
		36,728

Mandatory Annual Shareholders’ Meeting	March 28	80,540	0.292
Less - Dividends of treasury shares		(6,320)
		74,220

2024 Dividends
Mandatory Annual Shareholders’ Meeting	March 27	20,011	0.073
Less - Dividends of treasury shares		(1,571)
		18,440

2023 Dividends
Mandatory Annual Shareholders’ Meeting	March 31	20,067	0.073
Less - Dividends of treasury shares		(1,525)
		18,542

Schedule Of Earning Per Share

Profit (loss) per share is calculated by dividing net profit (loss) for the period by the weighted average number of shares outstanding during the year. The calculation of profit (loss) per share attributable to the equity holders of the parent for the periods ended December 31 2025, 2024 and 2023 is presented below:

	2025	2024	2023

Profit for the year (numerator) - US$	782,145,000	402,689,000	19,855,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit per basic share and diluted - US$	3.08	1.59	0.08

Likewise, the calculation of earnings per share from continuing operations is presented below:

	2025	2024	2023

Profit for the year (numerator) - US$	839,109,000	417,265,000	39,530,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit per basic share and diluted - US$	3.30	1.64	0.16

Sociedad Minera El Brocal S.A.A
Disclosure of classes of share capital [line items]
Schedule of capital stock structure

As of December 31, 2025, the Company’s capital stock structure is as follows:

Percentage of individual capital participation	Number of shareholders	Total percentage interest

Up to 1.00	2,433	4.34
From 1.01 to 20.00 (i)	2	21.10
From 20.01 to 30.00	1	21.00
From 30.01 to 60.00	1	53.56

	2,437	100.00

(i)Includes the percentage of participation that belongs to Freeport Mineral Corporation (FMC) equivalent to 1.52% see Note 1(a).

Schedule of dividend distribution

			Amount per
Approval date	Approved in:	Amount	common share	Withholding tax	Payment date
		US$(000)		(%)
03/23/2026	Annual mandatory shareholders	300,000	0.86	5.0	04/24/2026
01/05/2026	Board meeting	500,000	1.43	5.0 and 6.8	01/29/2026
07/24/2025	Board meeting	300,000	0.86	6.8	08/28/2025
03/24/2025	Annual mandatory shareholders meeting	250,000	0.71	4.1 and 6.8	04/23/2025
11/13/2024	Board meeting	400,000	1.14	4.1	12/12/2024
07/24/2024	Board meeting	300,000	0.86	4.1	08/29/2024
03/22/2024	Annual mandatory shareholders meeting	150,000	0.43	4.1	04/26/2024

Common shares
Disclosure of classes of share capital [line items]
Schedule of classes of share capital

	Number of	Capital	Capital
	shares	stock	stock
		S/(000)	US$(000)
Common shares	274,889,924	2,748,899	813,162
Treasury shares	(21,174,734)	(211,747)	(62,665)

	253,715,190	2,537,152	750,497

Investment shares
Disclosure of classes of share capital [line items]
Schedule of classes of share capital

	Number of
	shares	2025	2025
		S/(000)	US$(000)
Investment shares	744,640	7,447	2,161
Treasury investment shares	(472,963)	(4,730)	(1,370)
	271,677	2,717	791